Subordinated Notes And Debentures	12 Months Ended
Oct. 31, 2023
Subordinated Notes And Debentures
Subordinated Notes And Debenture
NOTE 19:  SUBORDINATED NOTES AND DEBENTURES
Subordinated notes and debentures are direct unsecured obligations of the Bank or its subsidiaries and are subordinated in right of payment to the claims of depositors and certain other creditors. Redemptions, cancellations, exchanges, and modifications of subordinated debentures qualifying as regulatory capital are subject to the consent and approval of OSFI.

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date	October 31 2023	October 31 2022
May 26, 2025	9.150		n/a		–	$196	$200
September 14, 2028 1	3.589	2 ,3	1.060	2	September 14, 2023	–	1,750
July 25, 2029 1	3.224	2	1.250	2	July 25, 2024	1,513	1,505
April 22, 2030 1	3.105	2	2.160	2	April 22, 2025	3,005	3,001
March 4, 2031 1	4.859	2	3.490	2	March 4, 2026	1,246	1,247
September 15, 2031 1	3.625	4	2.205	4	September 15, 2026	2,018	1,940
January 26, 2032 1	3.060	2	1.330	2	January 26, 2027	1,642	1,647
Total						$9,620	$11,290

1
The subordinated notes and debentures include
non-viability
contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy Requirements (CAR) guideline. Refer to Note 20 for further details.

2
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of three-month
BA
rate (as such term is defined in the applicable offering document) plus the reset spread noted.

3
On September 14, 2023, the Bank redeemed
all of its outstanding $1.75 billion 3.589% medium
-
term notes due September 14,
202
8
, at a redemption price of 100 per cent of the principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.

4	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.
The total change in subordinated notes and debentures for the year ended October 31, 2023 primarily relates to the redemption of 3.589% medium-term notes by the Bank on September 14, 202
3
, foreign exchange translation and the basis adjustment for fair value hedges.